Related party transactions	12 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Related party transactions
29.	Related party transactions

In the normal course of business, the Group conducts transactions with different entities or parties related to it.

Remunerations of the Board of Directors

The Business Companies Act of Argentina (Law N° 19,550), provides that the remuneration to the Board of Directors, where it is not set forth in the Company's by-laws, shall be fixed by the Shareholders' Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

Such maximum amount is limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where total profits are distributed.

Some of the Group's Directors are hired under the Employment Contract Law N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination. The remuneration of directors for each fiscal year is based on the provisions established by the Business Companies Act, taking into consideration whether such directors perform technical-administrative functions and depending upon the results recorded during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders' Meeting.

Senior Management remuneration

The members of the Group's senior management are appointed and removed by the Board of Directors, and perform functions in accordance with the instructions delivered by the Board itself.

The Company's Senior Management in the Operation Center in Argentina is composed of as follows:

Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Daniel R. Elsztain	12/22/1972	Operating Manager	2012
Arnaldo Jawerbaum	08/13/1966	Investment Manager	2017
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

The Company's Senior Management in the Operation Center in Israel is composed of as follows:

Name	Date of Birth	Position	Current position since
Sholem Lapidot (*)	10/22/1979	General Manager	2016
Gil Kotler (*)	10/04/1966	Financial Manager	2016
Aaron Kaufman	03/03/1970	Vice president and General Assessor	2016

(*)	After the date of these financial statements, both have left their position in the Company.

The total remuneration paid to members of senior management for their functions consists of a fix salary that takes account of the manager's backgrounds capacity and experience, plus an annual bonus based on their individual performance and the Group's results. Members of senior management participate in defined contributions and share-based incentive plans that are described in Note 28.

The aggregate compensation to the Senior Management of the Operations Center in Argentina for the year ended June 30, 2019 amounts to Ps. 17.

The aggregate compensation to the Senior Management of the Operations Center in Israel for the year ended June 30, 2019 amounts to Ps. 132.

Corporate Service Agreement with Cresud and IRSA CP

Considering that IRSA, Cresud and IRSA CP have operating overlapping areas, the Board of Directors considered it convenient to implement alternatives that allow reducing certain fixed costs of its activity, in order to reduce its impact on operating results, taking advantage of and optimizing the individual efficiencies of each of the companies in the different areas that make up the operational administration.

For this purpose, on June 30, 2004, a Framework Agreement for the Exchange of Corporate Services ("Framework Agreement") was signed, between IRSA, Cresud and IRSA CP, which was periodically modified, the last update being on June 28, 2019.

Under this Framework Agreement, corporate services are currently provided in the following areas: Corporate Human Resources, Administration and Finance, Planning, Institutional Relations, Compliance, Shared Services Center, Real Estate Business Administration, Directory to distribute Real Estate, HR Real Estate Business, Security, Corporate Legal Management, Corporate Environment, Technical Management Infrastructure and Services, Purchasing and Contracting, Management and Enabling, Investments, Government Affairs, Hotels, Fraud Prevention, Bolivar, Proxy, General Management to distribute, Directory Security.

Under this agreement, the companies entrusted to an external consultant the semiannual review and evaluation of the criteria used in the process of liquidating corporate services, as well as the distribution bases and supporting documentation used in the aforementioned process, through the preparation of a semi-annual report.

It should be noted that the operation under comment allows Cresud, IRSA and IRSA CP to maintain absolute independence and confidentiality in their strategic and commercial decisions, being the allocation of costs and benefits made on the basis of operational efficiency and equity, without pursuing individual economic benefits for each of the companies.

Offices and Shopping Malls spaces leases

The offices of our President are located at 108 Bolivar, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hijos S.A., a company controlled by some family members of Eduardo Sergio Elsztain, our president, and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of our directors, and some of his family members.

In addition, BACS, BHN Sociedad de Inversión S.A., BHN Seguros Generales S.A. and BHN Visa S.A. rent offices owned by IRSA CP in different buildings.

Furthermore, we also let various spaces in our shopping malls (stores, stands, storage space or advertising space) to third parties and related parties such as Tarshop S.A. and BHSA.

Donations granted to Fundación IRSA and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the employees. The main members of Fundación IRSA's Board of Directors are: Eduardo S. Elsztain (President); Saul Zang (Vice President I), Alejandro Elsztain (Vice President II) and Mariana C. de Elsztain (secretary). It funds its activities with the donations made by us, Cresud and IRSA CP.

Fundación Museo de los Niños is a non-profit association, created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA. Fundación Museo de los Niños acts as special vehicle for the development of "Museo de los Niños, Abasto" and "Museo de los Niños, Rosario". On October 29, 1999, our shareholders approved the award of the agreement "Museo de los Niños, Abasto" to Fundación Museo de los Niños. On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,800 square meters of the area built in the Abasto Shopping mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Alto Rosario shopping mall were loaned for a term of 30 years. Fundación IRSA has used the available area to house the museum called "Museo de los Niños, Abasto" an interactive learning center for kids and adults, which was opened to the public in April 1999.

Legal Services

The Group hires legal services from Estudio Zang, Bergel & Viñes, at which Saúl Zang was a founding partner and sits at the Board of Directors of the Group companies.

Purchase and sale of goods and/or service hiring

In the normal course of its business and with the aim of making resources more efficient, in certain occasions purchases and/or hires services which later sells and/or recovers for companies or other related parties, based upon their actual utilization.

Sale of advertising space in media

Our company and our related parties frequently enter into agreements with third parties whereby we sell/acquire rights of use to advertise in media (TV, radio stations, newspapers, etc.) that will later be used in advertising campaigns. Normally, these spaces are sold and/or recovered to/from other companies or other related parties, based on their actual use.

Purchase and sale of financial assets

The Group usually invests excess cash in several instruments that may include those issued by related companies, acquired at issuance or from unrelated third parties through secondary market deals.

Investment in investment funds managed by BACS

The Group invests part of its liquid funds in mutual funds managed by BACS among other entities.

Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group's companies and/or other related parties. These borrowings generally accrue interests at market rates.

Financial and service operations with BHSA

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include BHSA and its subsidiaries. BHSA and BACS usually act as underwriters in Capital Market transactions. In addition, we have entered into agreements with BHSA, who provides collection services for our shopping malls.

The following is a summary presentation of the balances with related parties as of June 30, 2019 and 2018:

Item	June 30, 2019	June 30, 2018
Trade and other receivables	984	1,673
Investments in financial assets	1,301	(69)
Trade and other payables	(334)	(219)
Total	1,951	1,385

Related company	June 30, 2019	June 30, 2018	Description of transaction	Item
Manibil S.A.	-	112	Contributions in advance	Trade and other receivables
New Lipstick LLC	880	910	Loans granted	Trade and other receivables
	10	11	Reimbursement of expenses receivables	Trade and other receivables
Condor	166	210	Public companies securities	Investments in financial assets
LRSA	-	45	Leases and/or rights of use	Trade and other receivables
	-	(2)	Reimbursement of expenses not yet paid	Trade and other payables
	-	11	Dividends receivables	Trade and other receivables
Other associates and joint ventures	1	14	Reimbursement of expenses receivables	Trade and other receivables
	-	(16)	Loans granted	Trade and other receivables
	(12)	(2)	Leases and/or rights of use not yet paid	Trade and other payables
	12	6	Leases and/or rights of use receivables	Trade and other receivables
	-	2	Management fees receivables	Trade and other receivables
	-	2	Long- term incentive plan	Trade and other receivables
	11	(2)	Reimbursement of expenses not yet paid	Trade and other payables
Total associates and joint ventures	1,068	1,301
Cresud	(37)	(25)	Reimbursement of expenses not yet paid	Trade and other payables
	(114)	(87)	Corporate services not yet paid	Trade and other payables
	1,135	324	NCN	Investments in financial assets
	5	(3)	Leases and/or rights of use receivables	Trade and other receivables
	(1)	(34)	Management fee	Trade and other payables
	(3)	(5)	Share-based payments	Trade and other payables
Total parent company	985	170
RES LP	-	3	Reimbursement of expenses receivables	Trade and other receivables
	-	30	Dividends receivables	Trade and other receivables
Directors	(167)	(129)	Fees for services received	Trade and other payables
Others (1)	27	2	Leases and/or rights of use receivables	Trade and other receivables
	38	-	Reimbursement of expenses receivables	Trade and other receivables
	-	11	Fees not yet paid	Trade and other receivables
	-	(3)	Fees for services received	Trade and other payables
Total others	(102)	(86)
Total at the end of the year	1,951	1,385

(1)	Includes CAMSA., Avenida compras and Avenida Inc., Estudio Zang, Bergel & Viñes, Austral Gold, Fundación IRSA, Hamonet S.A. and Museo de los Niños.

The following is a summary of the results with related parties for the years ended June 30, 2019, 2018 and 2017:

Related party	June 30, 2019	June 30, 2018	June 30, 2017	Description of transaction
BACS	38	2	4	Leases and/or rights of use
Manibil	21	64	2	Corporate services
Tarshop	41	26	30	Leases and/or rights of use
	1	-	-	Commisions
La Rural S.A.	26	22	-	Leases and/or rights of use
Condor	-	193	534	Financial operations
ISPRO - Mehadrin	21	199	8	Corporate services
Other associates and joint ventures	(1)	-	20	Financial operations
	24	52	30	Leases and/or rights of use
	-	64	8	Corporate services
Total associates and joint ventures	171	622	636
Cresud	26	9	4	Leases and/or rights of use
	(382)	(403)	(395)	Corporate services
	26	247	139	Financial operations
Total parent company	(330)	(147)	(252)
IFISA	-	103	4	Financial operations
Directors	(336)	(370)	(252)	Fees and remunerations
Taaman	32	264	-	Corporate services
Willifood	-	236	-	Corporate services
Others (1)	-	(27)	8	Corporate services
	1	26	(2)	Leases and/or rights of use
	(1)	42	6	Financial operations
	(1)	(23)	(18)	Donations
	(1)	(26)	(8)	Legal services
Total others	(306)	225	(262)
Total at the end of the year	(465)	700	122

(1)	It includes Isaac Elsztain e Hijos, CAMSA., Hamonet S.A., Ramat Hanassi, Estudio Zang, Bergel & Viñes, and Fundación IRSA.

The following is a summary of the transactions with related parties for the years ended June 30, 2019 and 2018:

Related party	June 30, 2019	June 30, 2018	Description of the operation
La Rural S.A.	303	53	Dividends received
Nuevo Puerto Santa Fe S.A.	10	14	Dividends received
Condor	80	86	Dividends received
BHSA	79	125	Dividends received
Mehadrin	99	-	Dividends received
Manaman	74	39	Dividends received
Emco	60	142	Dividends received
Ramat Hanassi	-	31	Dividends received
Tourism & Recreation Holdings Ltd.	-	39	Dividends received
Nave by the sea	33	-	Dividends received
Shufersal	464	-	Dividends received
Total dividends received	1,202	529
Cresud	1,132	1,373	Dividends paid
Helmir	7	8	Dividends paid
Total dividends paid	1,139	1,381
Manibil	(22)	(57)	Irrevocable contributions
Quality	(51)	(50)	Irrevocable contributions
Puerto Retiro	(19)	-	Irrevocable contributions
Avenida Inc.	-	(9)	Irrevocable contributions
Ramat Hanassi	-	(12)	Irrevocable contributions
Secdo / SixGill	-	(38)	Irrevocable contributions
Secured Touch	-	(9)	Irrevocable contributions
Open Legacy	-	(21)	Irrevocable contributions
Total subsidiaries contributions	(92)	(196)
IFISA	-	3,062	Acquisition of non-controlling interest
Total other transactions	-	3,062